Impairment testing of goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Impairment testing of goodwill and intangible assets
Summary of movements in goodwill and intangible assets with indefinite life

	Goodwill			Indefinite life
	Payment services	Rocketbank	Flocktory	license	Total
As of December 31, 2017	6,285	—	—	183	6,468
Addition (Note 6)	—	93	—	—	93
As of December 31, 2018	6,285	93	—	183	6,561
Addition (Note 6)	51	—	726	—	777
Impairment	—	(93)	—	—	(93)
As of December 31, 2019	6,336	—	726	183	7,245

Schedule of impairment of CGUs

As of December 31, 2019	Rocketbank CGU	QIWI Box CGU	Total
Carrying amount	743	342	1,085
Recoverable amount	152	141	293
Impairment	(591)	(201)	(792)
Allocated to:
Goodwill	(93)	—	(93)
Intangible assets	(279)	(69)	(348)
Property and equipment	(219)	(132)	(351)